Sale of vessel (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 28, 2019	Mar. 31, 2019	Mar. 31, 2018
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment		$ (6,569,763)	$ 0
Ardmore Centurion [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 6,600,000
Proceeds from Sale of Other Property, Plant, and Equipment	$ 9,700,000